Income Taxes (Rate Reconciliation) (Details)	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate, Percentage	21.00%	21.00%	17.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	(4.60%)	(1.10%)	0.00%
2017 Tax reform, Percentage	0.051	(1.590)	0
Withholding tax, Percentage	0.00%	(25.60%)	0.00%
Foreign income taxed at different rates, Percentage	(52.50%)	(16.30%)	(0.80%)
Excess tax benefits from stock-based compensation, Percentage	(10.40%)	(4.00%)	0.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Percent	(7.60%)	(2.90%)	0.00%
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Percent	25.90%	4.70%	0.00%
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent	0.00%	0.00%	(13.00%)
Other, net, Percentage	0.20%	5.30%	(1.30%)
Actual tax rate on income before income taxes, Percentage	(22.90%)	(177.90%)	1.90%